Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Comparison
As discussed in our CD&A above, our CMDC has implemented executive compensation programs designed to link a substantial part of our NEOs compensation to financial, strategic, and market-based measures and align realizable compensation with stockholder returns. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020.
Pay versus Performance Tabular Disclosure: The table below contains information about the relationship between compensation actually paid, as computed in accordance with SEC rules, to our CEO and non-CEO
NEOs as a group, and our financial performance for the four years 2020 – 2023. The cumulative Total Stockholder Return depicts a hypothetical $100 investment in our common stock on December 31, 2019, and shows the value of that investment over time for each calendar year. A hypothetical $100 investment in the NASDAQ Biotech Index using the same methodology is shown for comparison.
The CMDC did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. In addition, the average non-CEO
NEO incumbents differ year to year and may comprise different roles with different individual and market-based considerations impacting compensation decisions. Comparing the summary compensation table total average and compensation actually paid average for the non-CEO
NEOs year over year does not accurately depict changes in these values for the same individuals.

Fiscal Year	SCT Total for CEO: C. Viehbacher (1)	SCT Total for Former CEO: M. Vounatsos (1)	Compensation Actually Paid to CEO (2)	Compensation Actually Paid to Former CEO (2)	Average SCT Total for Other NEOs (3)	Average Compensation Actually Paid for Other NEOs (3)	Value of $100 Initial Fixed Investment Based on TSR (4)	Value of $100 Initial Fixed Investment Based on NASDAQ Biotech Index TSR (4)	Net Income ($M)	Company Selected Measure: Revenue (5)

2023	$4,069,913	—	($4,498,193)	—	$6,258,401	$4,222,331	$87.21	$115.42	$1,161	$9,675M

2022	$30,488,593	$26,625,221	$27,551,849	$5,898,711	$5,878,461	$4,969,529	$93.32	$111.27	$3,047	$10,326M

2021	—	$17,689,665	—	$15,211,025	$5,761,560	$5,081,944	$80.85	$124.89	$1,556	$11,054M

2020	—	$18,659,829	—	$8,578,367	$6,525,375	$4,363,668	$82.52	$125.69	$4,001	$13,952M
Notes to Pay Vs. Performance Table

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Viehbacher, and our former CEO, Mr. Vounatsos in the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020. Mr. Vounatsos served as CEO for each of the full fiscal years 2021 and 2020, while Mr. Viehbacher and Mr. Vounatsos both served as CEO in fiscal year 2022.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO and other NEOs during the applicable year, but also include (i) the year-end
fair value of equity awards granted during the reported year and (ii) the change in fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
For 2023, reflects compensation information for our NEOs, other than our CEO and former CEO, as described in the CD&A of this proxy statement. For 2023, reflects compensation information for Mr. McDonnell, Ms. Alexander, Ms. Murphy and Mr. Izzar, for 2022, reflects compensation information for Mr. McDonnell, Ms. Alexander, Dr. Gregory, Ms. Murphy and Mr. Guindo, our former EVP of Global Product Strategy and Commercialization. For 2021, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo and Dr. Sandrock, our former EVP of R&D. For 2020, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo, Dr. Sandrock and Mr. Capello, our former CFO.

(4)
Reflects cumulative total stockholder return of the NASDAQ Biotechnology Index (NBI) as of December 31, 2023. The NBI is the peer group used by BIIB for the purposes of item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023.

(5)	Revenue was adjusted to neutralize the effects of foreign exchange rate fluctuations.
The following tables set forth the adjustments made during each year in the Pay versus Performance table to arrive at “compensation actually paid” to our Principal Executive Officer during each year.

Fiscal Year	Summary Compensation Table Total for CEO	Summary Compensation Table Total for former CEO	Reported Value of Equity Awards for CEO (1)	Reported Value of Equity Awards for former CEO (1)	Equity Award Adjustments for CEO (2)	Equity Award Adjustments for former CEO (2)	Compensation Actually Paid to CEO	Compensation Actually Paid to former CEO

2023	$4,069,913	—	—	—	($8,568,106)	—	($4,498,193)	—

2022	$30,488,593	$26,625,221	$30,000,655	$15,389,732	$27,063,911	($5,336,778)	$27,551,849	$5,898,711

2021	—	$17,689,665	—	$14,084,314	—	$11,605,674	—	$15,211,025

2020	—	$18,659,829	—	$13,887,064	—	$3,805,602	—	$8,578,367

(1)
Represents the grant date fair value of equity awards to our CEO and former CEO, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO and former CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO and former CEO	2023	2022		2021	2020
		Mr. Viehbacher	Mr. Vounatsos

As of year-end for awards granted during the year	—	$27,063,911	$1,996,870	$10,985,776	$8,893,002

Year-over-year increase or decrease of unvested awards granted in prior years	($7,204,687)	—	($6,247,880)	($687,744)	($3,618,885)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($1,363,419)	—	($1,085,768)	$1,307,643	($1,468,515)

Total Equity Award Adjustments	($8,568,106)	$27,063,911	($5,336,778)	$11,605,674	$3,805,602
The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid” to our non-CEO
NEOs during each year.

Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards for non-CEO NEOs (1)	Average Equity Award Adjustments for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs

2023	$6,258,401	$4,503,143	$2,467,073	$4,222,331

2022	$5,878,461	$4,223,226	$3,314,294	$4,969,529

2021	$5,761,560	$4,105,942	$3,426,326	$5,081,944

2020	$6,525,375	$4,158,006	$1,996,299	$4,363,668

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO and former CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in fair value of equity awards to our named executive officers (other than our CEO and former CEO), as itemized in the table below. No awards vested in the year they were granted.

Average Fair Value of Equity Awards for non-CEO NEOs	2023	2022	2021	2020

As of year-end for awards granted during the year	$3,523,016	$3,809,706	$3,295,987	$2,904,846

Year-over-year increase or decrease of unvested awards granted in prior years	($1,027,351)	($241,427)	($150,316)	($741,028)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($28,591)	($253,985)	$280,656	($167,520)

Total Equity Award Adjustments	$2,467,073	$3,314,294	$3,426,326	$1,996,299

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	For 2023, reflects compensation information for our NEOs, other than our CEO and former CEO, as described in the CD&A of this proxy statement. For 2023, reflects compensation information for Mr. McDonnell, Ms. Alexander, Ms. Murphy and Mr. Izzar, for 2022, reflects compensation information for Mr. McDonnell, Ms. Alexander, Dr. Gregory, Ms. Murphy and Mr. Guindo, our former EVP of Global Product Strategy and Commercialization. For 2021, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo and Dr. Sandrock, our former EVP of R&D. For 2020, reflects compensation information for Mr. McDonnell, Ms. Alexander, Mr. Guindo, Dr. Sandrock and Mr. Capello, our former CFO.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return of the NASDAQ Biotechnology Index (NBI) as of December 31, 2023. The NBI is the peer group used by BIIB for the purposes of item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote
The following tables set forth the adjustments made during each year in the Pay versus Performance table to arrive at “compensation actually paid” to our Principal Executive Officer during each year.

Fiscal Year	Summary Compensation Table Total for CEO	Summary Compensation Table Total for former CEO	Reported Value of Equity Awards for CEO (1)	Reported Value of Equity Awards for former CEO (1)	Equity Award Adjustments for CEO (2)	Equity Award Adjustments for former CEO (2)	Compensation Actually Paid to CEO	Compensation Actually Paid to former CEO

2023	$4,069,913	—	—	—	($8,568,106)	—	($4,498,193)	—

2022	$30,488,593	$26,625,221	$30,000,655	$15,389,732	$27,063,911	($5,336,778)	$27,551,849	$5,898,711

2021	—	$17,689,665	—	$14,084,314	—	$11,605,674	—	$15,211,025

2020	—	$18,659,829	—	$13,887,064	—	$3,805,602	—	$8,578,367

(1)
Represents the grant date fair value of equity awards to our CEO and former CEO, as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO and former CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO and former CEO	2023	2022		2021	2020
		Mr. Viehbacher	Mr. Vounatsos

As of year-end for awards granted during the year	—	$27,063,911	$1,996,870	$10,985,776	$8,893,002

Year-over-year increase or decrease of unvested awards granted in prior years	($7,204,687)	—	($6,247,880)	($687,744)	($3,618,885)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($1,363,419)	—	($1,085,768)	$1,307,643	($1,468,515)

Total Equity Award Adjustments	($8,568,106)	$27,063,911	($5,336,778)	$11,605,674	$3,805,602

Non-PEO NEO Average Total Compensation Amount	$ 6,258,401	$ 5,878,461	$ 5,761,560	$ 6,525,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,222,331	4,969,529	5,081,944	4,363,668
Adjustment to Non-PEO NEO Compensation Footnote
The following tables set forth the adjustments made during each year in the PVP table to arrive at “compensation actually paid” to our non-CEO
NEOs during each year.

Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Reported Value of Equity Awards for non-CEO NEOs (1)	Average Equity Award Adjustments for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs

2023	$6,258,401	$4,503,143	$2,467,073	$4,222,331

2022	$5,878,461	$4,223,226	$3,314,294	$4,969,529

2021	$5,761,560	$4,105,942	$3,426,326	$5,081,944

2020	$6,525,375	$4,158,006	$1,996,299	$4,363,668

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO and former CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in fair value of equity awards to our named executive officers (other than our CEO and former CEO), as itemized in the table below. No awards vested in the year they were granted.

Average Fair Value of Equity Awards for non-CEO NEOs	2023	2022	2021	2020

As of year-end for awards granted during the year	$3,523,016	$3,809,706	$3,295,987	$2,904,846

Year-over-year increase or decrease of unvested awards granted in prior years	($1,027,351)	($241,427)	($150,316)	($741,028)

Increase or decrease from prior fiscal year-end for awards that vested during the year	($28,591)	($253,985)	$280,656	($167,520)

Total Equity Award Adjustments	$2,467,073	$3,314,294	$3,426,326	$1,996,299

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Revenue

Total Shareholder Return

Non-GAAP Earnings Per Share

Pipeline Milestones

Total Shareholder Return Amount	$ 87.21	93.32	80.85	82.52
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ 1,161,000,000	$ 3,047,000,000	$ 1,556,000,000	$ 4,001,000,000
Company Selected Measure Amount	9,675,000,000	10,326,000,000	11,054,000,000	13,952,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Non-GAAP Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Pipeline Milestones
Mr.Viehbacher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,069,913	$ 30,488,593	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ (4,498,193)	27,551,849	0	0
PEO Name	Mr. Viehbacher
Mr.Vounatsos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	26,625,221	17,689,665	18,659,829
PEO Actually Paid Compensation Amount	$ 0	5,898,711	15,211,025	8,578,367
PEO Name	Mr. Vounatsos
PEO | Mr.Viehbacher [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	30,000,655	0	0
PEO | Mr.Viehbacher [Member] | YearEnd For Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,063,911
PEO | Mr.Viehbacher [Member] | YearOverYear Increase Or Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,204,687)	0
PEO | Mr.Viehbacher [Member] | Prior Fiscal YearEnd For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,363,419)	0
PEO | Mr.Viehbacher [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,568,106)	27,063,911
PEO | Mr.Viehbacher [Member] | YearOverYear Change In Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,568,106)	27,063,911	0	0
PEO | Mr.Vounatsos [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,389,732	14,084,314	13,887,064
PEO | Mr.Vounatsos [Member] | YearEnd For Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,996,870	10,985,776	8,893,002
PEO | Mr.Vounatsos [Member] | YearOverYear Increase Or Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,247,880)	(687,744)	(3,618,885)
PEO | Mr.Vounatsos [Member] | Prior Fiscal YearEnd For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,085,768)	1,307,643	(1,468,515)
PEO | Mr.Vounatsos [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,336,778)	11,605,674	3,805,602
PEO | Mr.Vounatsos [Member] | YearOverYear Change In Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,336,778)	11,605,674	3,805,602
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,503,143	4,223,226	4,105,942	4,158,006
Non-PEO NEO | YearEnd For Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,523,016	3,809,706	3,295,987	2,904,846
Non-PEO NEO | YearOverYear Increase Or Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,027,351)	(241,427)	(150,316)	(741,028)
Non-PEO NEO | Prior Fiscal YearEnd For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,591)	(253,985)	280,656	(167,520)
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,467,073	3,314,294	3,426,326	1,996,299
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,467,073	$ 3,314,294	$ 3,426,326	$ 1,996,299